UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-22780

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.

Exact Name of Registrant (as specified in charter)

280 Park Avenue New York, NY	10017
Address of Principal Executive Office	(Zip code)

Francis C. Poli

280 Park Avenue

New York, NY 10017

Name and address of agent for service

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    November 30

Date of reporting period:    February 28, 2018

Item 1. Schedule of Investments

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

		Number of Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	125.4%
COMPRESSION	1.4%
Archrock Partners LP(a)		287,640	$3,802,601

CRUDE/REFINED PRODUCTS	20.2%
Buckeye Partners LP(a)		162,750	7,291,200
Delek Logistics Partners LP(a)		97,800	3,080,700
Enbridge Energy Management LLC(a)		404,388	4,763,691
Genesis Energy LP(a)		374,997	7,484,940
Kinder Morgan Canada Ltd., 144A (CAD) (Canada)(a),(b)		287,900	4,287,538
Phillips 66 Partners LP(a)		47,000	2,309,580
Plains All American Pipeline LP(a)		1,138,008	24,011,969
SemGroup Corp., Class A(a)		75,000	1,665,000

			54,894,618

DIVERSIFIED MIDSTREAM	66.9%
Andeavor Logistics LP(a)		344,649	16,019,286
Energy Transfer Equity LP(a)		559,913	8,678,651
Energy Transfer Partners LP(a)		2,115,433	38,522,035
Enterprise Products Partners LP(a)		1,814,787	46,131,886
Kinder Morgan(a)		363,279	5,885,120
MPLX LP(a)		982,587	33,928,729
Pembina Pipeline Corp. (CAD) (Canada)		107,893	3,469,190
Williams Partners LP(a)		805,609	29,195,270

			181,830,167

GATHERING & PROCESSING	26.7%
American Midstream Partners LP(a)		234,898	2,701,327
Antero Midstream GP LP(a)		357,745	6,618,282
Crestwood Equity Partners LP(a)		244,400	6,537,700
Enable Midstream Partners LP(a)		387,091	5,365,081
EnLink Midstream Partners LP(a)		265,000	3,869,000
Hess Midstream Partners LP(a)		271,218	5,418,936
Noble Midstream Partners LP(a)		125,906	6,068,669
Oasis Midstream Partners LP(a)		100,000	1,648,000
ONEOK(a)		87,098	4,906,230
Rice Midstream Partners LP(a)		339,875	6,461,024
Summit Midstream Partners LP(a)		292,233	4,924,126
Tallgrass Energy Partners LP(a)		116,899	4,483,077
Targa Resources Corp.(a)		85,425	3,814,226
Western Gas Equity Partners LP(a)		188,270	6,853,028

		Number of Shares/Units	Value
Western Gas Partners LP(a)		64,238	$2,990,279

			72,658,985

MARINE SHIPPING/OFFSHORE	3.6%
GasLog Partners LP (Monaco)		263,549	6,193,402
Golar LNG Partners LP (Marshall Islands)		190,517	3,522,659

			9,716,061

NATURAL GAS PIPELINES	4.1%
Cheniere Energy Partners LP(a)		255,354	7,486,979
Cheniere Energy Partners LP Holdings LLC(a)		141,288	3,799,234

			11,286,213

OTHER	1.1%
Sprague Resources LP(a)		132,345	3,143,194

PROPANE	0.7%
Suburban Propane Partners LP(a)		79,629	1,839,430

RENEWABLE ENERGY	0.7%
Pattern Energy Group(a)		101,759	1,889,665

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$337,628,866)			341,060,934

PREFERRED SECURITIES—$25 PAR VALUE	5.6%
BANKS	1.7%
Bank of America Corp., 6.00%, Series EE(c)		63,725	1,678,517
Citigroup, 6.30%, Series S(c)		16,926	447,523
GMAC Capital Trust I, 7.624%, due 2/15/40, Series 2 (TruPS) (FRN) (3 Month US LIBOR + 5.785%)(d)		40,825	1,053,285
JPMorgan Chase & Co., 6.125%, Series Y(c)		10,600	277,614
New York Community Bancorp, 6.375% to 3/17/27, Series A(c),(e)		10,310	290,227
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(c),(e)		22,275	591,401
Wells Fargo & Co., 5.625%, Series Y(c)		14,575	363,938

			4,702,505

CHEMICALS	0.3%
CHS, 7.50%, Series 4(c)		29,741	838,101

DIVERSIFIED FINANCIAL SERVICES	0.5%
Morgan Stanley, 5.85% to 4/15/27, Series K(c),(e)		50,400	1,340,136

		Number of Shares/Units	Value
INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.1%
General Electric Co, 4.70%, due 5/16/53		8,825	$218,242

INSURANCE	0.5%
PROPERTY CASUALTY—FOREIGN	0.2%
Validus Holdings Ltd., 5.80%, Series B(c)		17,442	442,155

REINSURANCE—FOREIGN	0.3%
Arch Capital Group Ltd., 5.45%, Series F(c)		6,000	145,140
Axis Capital Holdings Ltd., 5.50%, Series E(c)		25,625	623,200

			768,340

TOTAL INSURANCE			1,210,495

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
AT&T, 5.35%, due 11/1/66		15,000	376,350

MARINE SHIPPING/OFFSHORE	0.1%
GasLog Partners LP, 8.625% to 6/15/27, Series A (Monaco)(c),(e)		11,000	290,950

PIPELINES	0.1%
NuStar Energy LP, 7.625% to 6/15/22, Series B(c),(e)		13,494	305,369

REAL ESTATE—DIVERSIFIED	0.6%
VEREIT, 6.70%, Series F(c)		67,237	1,686,976

TECHNOLOGY—SOFTWARE	0.3%
eBay, 6.00%, due 2/1/56		30,997	811,192

UTILITIES	1.3%
DTE Energy Co., 6.00, due 12/15/76, Series F		16,250	429,162
Integrys Holdings, 6.00% to 8/1/23, due 8/1/73(e)		18,029	482,276
SCE Trust IV, 5.375% to 9/15/25, Series J(c),(e)		20,160	511,056
SCE Trust V, 5.45% to 3/15/26, Series K(c),(e)		10,000	258,500
Southern Co./The, 5.25%, due 12/1/77		17,000	407,320
Southern Co./The, 6.25%, due 10/15/75		54,000	1,411,020

			3,499,334

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$14,811,437)			15,279,650

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	5.7%
BANKS	1.7%
Bank of America Corp., 8.125% to 5/15/18, Series M(c),(e)		$750,000	762,188

		Principal Amount		Value
Bank of America Corp., 6.25% to 9/5/24, Series X(c),(e)		$950,000		$1,022,627
Citigroup, 6.25% to 8/15/26, Series T(c),(e)		375,000		403,594
Citigroup, 5.90% to 2/15/23(a),(c),(e)		750,000		776,250
CoBank ACB, 6.25% to 10/1/22, Series F(c),(e)		4,300	†	462,250
Wells Fargo & Co., 7.98% to 3/15/18, Series K(a),(c),(e)		865,000		880,137
Wells Fargo Capital X, 5.95%, due 12/1/86, (TruPS)		250,000		275,125

				4,582,171

BANKS—FOREIGN	1.0%
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(c),(e)		800,000		864,804
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(c),(e)		1,000,000		1,107,500
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(b),(c),(e)		200,000		216,000
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(b),(c),(e)		400,000		446,000

				2,634,304

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.1%
General Electric Co., 5.00% to 1/21/21, Series D(c),(e)		400,000		395,500

INTEGRATED TELECOMMUNICATIONS SERVICES	0.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(b)		500	†	558,467
SoftBank Group Corp., 6.00% to 7/19/23 (Japan)(c),(e)		200,000		193,794
SoftBank Group Corp., 6.875% to 7/19/27 (Japan)(c),(e)		200,000		197,965

				950,226

MATERIAL—METALS & MINING	0.3%
BHP Billiton Finance USA Ltd., 6.75% to 10/19/25, due 10/19/75, 144A (Australia)(a),(b),(e)		800,000		910,000

PIPELINES	0.9%
Enbridge, 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(e)		218,000		221,270
Enbridge, 6.25% to 3/1/28 due 3/1/78 (Canada)(e)		250,000		252,922
Enterprise Products Operating LP, 5.481%, due 8/1/66, Series A, (FRN) (3 Month US LIBOR + 3.7075%)(d)		139,000		138,479
Plains All American Pipeline LP, 6.125% to 11/15/22, Series B(a),(c),(e)		851,000		838,235

		Principal Amount	Value
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a),(e)		$936,000	$1,008,540

			2,459,446

UTILITIES	1.3%
Emera, 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(e)		600,000	669,000
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(e)		1,800,000	2,172,150
Southern California Edison Co., 6.25% to 2/1/22, Series E(c),(e)		350,000	367,325
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(a),(e)		400,000	416,801

			3,625,276

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$15,117,876)			15,556,923

		Number of Shares
SHORT-TERM INVESTMENTS	2.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.33%(f)		5,266,262	5,266,262

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,266,262)			5,266,262

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$372,824,441)	138.7%		377,163,769
LIABILITIES IN EXCESS OF OTHER ASSETS	(38.7)		(105,256,580)

NET ASSETS (Equivalent to $10.15 per share based on 26,793,340 shares of common stock outstanding)	100.0%		$271,907,189

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $212,856,519 in aggregate has been pledged as collateral.
(b)	Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $8,590,155 or 3.2% of the net assets of the Fund, of which 0.0% are illiquid.
(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
(d)	Variable rate. Rate shown is in effect at February 28, 2018.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)	Rate quoted represents the annualized seven-day yield of the fund.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 investments as of February 28, 2018.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies	$341,060,934	$341,060,934	$—	$—
Preferred Securities—$25 Par Value:				—
Utilities	3,499,334	3,017,058	482,276
Other Industries	11,780,316	11,780,316	—	—
Preferred Securities—Capital Securities	15,556,923	—	15,556,923	—
Short-Term Investments	5,266,262	—	5,266,262	—

Total Investments in Securities(a)	$377,163,769	$355,858,308	$21,305,461	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: April 20, 2018